Revenues and Cost of Services - Summary of Cost of Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Processing costs	$ 427,127	$ 356,295	$ 206,223
Hosting expenses	7,723	6,235	4,331
Amortization of intangible assets	15,511	10,816	6,891
Salaries and wages	3,038	2,252	1,411
Total	451,301	373,492	216,758
Internally Generated Software
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Amortization of intangible assets	$ 13,413	$ 8,710	$ 4,793